Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

Collection Period Start	1-Jun-21	Distribution Date	15-Jul-21
Collection Period End	30-Jun-21	30/360 Days	30
Beg. of Interest Period	15-Jun-21	Actual/360 Days	30
End of Interest Period	15-Jul-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,526,947,713.40	1,279,366,741.41	1,236,058,134.60	0.8094960
Total Securities		1,526,947,713.40	1,279,366,741.41	1,236,058,134.60	0.8094960
Class A-1 Notes	0.182500%	162,400,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.340000%	537,600,000.00	452,419,028.01	409,110,421.20	0.7609941
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.430000%	479,400,000.00	479,400,000.00	479,400,000.00	1.0000000
Class A-4 Notes	0.490000%	95,600,000.00	95,600,000.00	95,600,000.00	1.0000000
Certificates	0.000000%	251,947,713.40	251,947,713.40	251,947,713.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	43,308,606.81	128,185.39	80.5591645	0.2384401
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	171,785.00	0.0000000	0.3583333
Class A-4 Notes	0.00	39,036.67	0.0000000	0.4083334
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	43,308,606.81	339,007.06

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					16,465,433.52
Monthly Interest					7,827,178.15

Total Monthly Payments					24,292,611.67
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					631,682.43
Aggregate Sales Proceeds Advance					903,699.84

Total Advances					1,535,382.27
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					31,291,082.63
Excess Wear and Tear and Excess Mileage					15,956.21
Remaining Payoffs					0.00
Net Insurance Proceeds					1,376,478.68
Residual Value Surplus					598,818.14

Total Collections					59,110,329.60

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		2,335,187.00			95
Involuntary Repossession		190,230.00			7
Voluntary Repossession		282,315.00			11
Full Termination		—			—
Bankruptcty		25,463.00			1
Insurance Payoff			1,361,773.53		62
Customer Payoff				148,094.06	8
Grounding Dealer Payoff				24,760,720.90	1,177
Dealer Purchase				4,022,476.30	173

Total		2,833,195.00	1,361,773.53	28,931,291.26	1,534

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	69,381	1,543,343,440.40	7.00000%	1,279,366,741.41
Total Depreciation Received		(21,231,391.36)		(16,908,323.71)
Principal Amount of Gross Losses	(83)	(1,850,849.80)		(1,540,077.79)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(2)	(43,430.86)		(31,263.45)
Scheduled Terminations	(1,434)	(30,380,006.84)		(24,828,941.86)

Pool Balance - End of Period	67,862	1,489,837,761.54		1,236,058,134.60
Remaining Pool Balance
Lease Payment				349,522,447.47
Residual Value				886,535,687.13

Total				1,236,058,134.60

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	59,110,329.60
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	59,110,329.60
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	637,072.86
3. Reimbursement of Sales Proceeds Advance	1,217,740.86
4. Servicing Fee:
Servicing Fee Due	1,066,138.95
Servicing Fee Paid	1,066,138.95
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,920,952.67
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	128,185.39
Class A-2a Notes Monthly Interest Paid	128,185.39
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	171,785.00
Class A-3 Notes Monthly Interest Paid	171,785.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	39,036.67
Class A-4 Notes Monthly Interest Paid	39,036.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	339,007.06
Total Note and Certificate Monthly Interest Paid	339,007.06
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	55,850,369.87
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	43,308,606.81
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	43,308,606.81
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	12,541,763.06

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,634,738.57
Required Reserve Account Amount			7,634,738.57
Beginning Reserve Account Balance			7,634,738.57
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,634,738.57
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			12,541,763.06
Gross Reserve Account Balance			20,176,501.63
Remaining Available Collections Released to Seller			12,541,763.06
Total Ending Reserve Account Balance			7,634,738.57

V. POOL STATISTICS

Weighted Average Remaining Maturity			15.89
Monthly Prepayment Speed			125%
Lifetime Prepayment Speed			68%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,927,664.97
Securitization Value of Defaulted Receivables and Casualty Receivables		1,540,077.79	83
Aggregate Defaulted and Casualty Gain (Loss)		387,587.18
Pool Balance at Beginning of Collection Period		1,279,366,741.41
Net Loss Ratio
Current Collection Period		0.0303%
Preceding Collection Period		0.0304%
Second Preceding Collection Period		0.0353%
Third Preceding Collection Period		0.0167%
Cumulative Net Losses for all Periods		-0.1034%	(1,578,696.58)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.32%	4,045,580.24	220
61-90 Days Delinquent	0.05%	581,689.61	33
91-120 Days Delinquent	0.02%	253,203.06	12
More than 120 Days	0.00%	33,346.11	3

Total Delinquent Receivables:	0.38%	4,913,819.02	268

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.07%	0.07%
Preceding Collection Period		0.06%	0.07%
Second Preceding Collection Period		0.05%	0.05%
Third Preceding Collection Period		0.06%	0.06%
60 Day Delinquent Receivables		943,706.99
Delinquency Percentage		0.07%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		2,335,187.00	95
Securitization Value		1,757,142.01	95

Aggregate Residual Value Surplus (Loss)		578,044.99

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		14,547,251.24	706
Cumulative Securitization Value		12,523,716.04	706

Cumulative Residual Value Surplus (Loss)		2,023,535.20

Book Amount of Extensions		497,216.43
Number of Extensions		19

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			1,353,411.45
Reimbursement of Outstanding Advance			1,217,740.86
Additional Advances for current period			903,699.84

Ending Balance of Residual Advance			1,039,370.43

Beginning Balance of Payment Advance			1,649,015.63
Reimbursement of Outstanding Payment Advance			637,072.86
Additional Payment Advances for current period			631,682.43

Ending Balance of Payment Advance			1,643,625.20

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO